Property, Premises and Equipment (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Premises and Equipment (Textual)
Deprecation for the year	$ 1,906,730	$ 1,288,256
Depreciated property, premises and equipment	5,206,087	4,337,158
Aircraft [member]
Property, Premises and Equipment (Textual)
Deprecation for the year	$ 903,232	$ 903,232	$ 903,232